                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04893

                              THE TAIWAN FUND, INC.
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET
                           BOSTON, MASSACHUSETTS 02110
               (Address of principal executive offices) (Zip code)

                       STATE STREET BANK AND TRUST COMPANY
                           ATTENTION: MARY MORAN ZEVEN
                               225 FRANKLIN STREET
                           BOSTON, MASSACHUSETTS 02110
                     (Name and Address of Agent for Service)

                                 With a copy to:

                          LEONARD B. MACKEY, JR., ESQ.
                             CLIFFORD CHANCE US LLP
                               31 WEST 52ND STREET
                            NEW YORK, NEW YORK 10019

       Registrant's telephone number, including area code: 1-800-636-9242

                       Date of fiscal year end: August 31

             Date of reporting period: July 1, 2004 to June 30, 2005

ITEM 1. PROXY VOTING RECORD.

The following represents the Fund's proxy voting record for the period from July 1, 2004 through June 30, 2005:

I.   COMPANY NAME: TAIWAN BUSINESS BANK

II.  EXCHANGE TICKER: 2834.TW

III. DATE OF SHAREHOLDING MEETING: 02/03/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.

II.  EXCHANGE TICKER: 2330.TW

III. DATE OF SHAREHOLDING MEETING: 10/05/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: ICHIA TECHNOLOGIES, INC.

II.  EXCHANGE TICKER: 2402.TW

III. DATE OF SHAREHOLDING MEETING: 18/05/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI. VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: TRIPOD TECHNOLOGY CORP.

II.  EXCHANGE TICKER: 3044.TW

III. DATE OF SHAREHOLDING MEETING: 18/05/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: MERRY ELECTRONICS CO., LTD.

II.  EXCHANGE TICKER: 2439.TW

III. DATE OF SHAREHOLDING MEETING: 19/05/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI. VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: FORMOSA PLASTICS CORPORATION

II.  EXCHANGE TICKER: 1301.TW

III. DATE OF SHAREHOLDING MEETING: 23/05/2004 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: MEGA FINANCIAL HOLDING CO., LTD.

II.  EXCHANGE TICKER: 2886.TW

III. DATE OF SHAREHOLDING MEETING: 10/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: FORMOSA PETROCHEMICAL CORP.

II.  EXCHANGE TICKER: 6505.TW

III. DATE OF SHAREHOLDING MEETING: 27/05/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: NAN YA PLASTICS CORPORATION

II.  EXCHANGE TICKER: 1303.TW

III. DATE OF SHAREHOLDING MEETING: 03/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: E. SUN FINANCIAL HOLDING CO., LTD.

II.  EXCHANGE TICKER: 2884.TW

III. DATE OF SHAREHOLDING MEETING: 10/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: CHINATRUST FINANCIAL HOLDING COMPANY LTD.

II.  EXCHANGE TICKER: 2891.TW

III. DATE OF SHAREHOLDING MEETING: 10/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: ASUSTEK COMPUTER INC.

II.  EXCHANGE TICKER: 2357.TW

III. DATE OF SHAREHOLDING MEETING: 09/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

     5.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: CAREER TECHNOLOGY CO., LTD.

II.  EXCHANGE TICKER: 6153.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: FORMOSA CHEMICALS & FIBRE CORPORATION

II.  EXCHANGE TICKER: 1326.TW

III. DATE OF SHAREHOLDING MEETING: 10/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: UNITED MICROELECTRONICS CORPORATION

II.  EXCHANGE TICKER: 2303.TW

III. DATE OF SHAREHOLDING MEETING: 13/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: CHENG UEI PRECISION INDUSTRY CO., LTD.

II.  EXCHANGE TICKER: 2392.TW

III. DATE OF SHAREHOLDING MEETING: 10/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: TAIWAN CELLULAR CORPORATION

II.  EXCHANGE TICKER: 3045.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: POWERTECH TECHNOLOGY INC.

II.  EXCHANGE TICKER: 6239.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: HON HAI PRECISION INDUSTRY CO., LTD.

II.  EXCHANGE TICKER: 2317.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: CHINA STEEL CORPORATION

II.  EXCHANGE TICKER: 2002.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: CATHAY FINANCIAL HOLDING CO., LTD.

II.  EXCHANGE TICKER: 2882.TW

III. DATE OF SHAREHOLDING MEETING: 03/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: MEDIA TEK INCORPORATION

II.  EXCHANGE TICKER: 2454.TW

III. DATE OF SHAREHOLDING MEETING: 13/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

     4.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: PRESIDENT CHAIN STORE CORP.

II.  EXCHANGE TICKER: 2912.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: CHENG SHIN RUBBER INDUSTRY CO., LTD.

II.  EXCHANGE TICKER: 2105.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

     5.   To elect the director(s) and / or the supervisor(s)

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI. VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: GREATEK ELECTRONICS INC.

II.  EXCHANGE TICKER: 2441.TW

III. DATE OF SHAREHOLDING MEETING: 13/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: KINSUS INTERCONNECT TECHNOLOGY CORP.

II.  EXCHANGE TICKER: 3189.TW

III. DATE OF SHAREHOLDING MEETING: 14/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3. To discuss the capital increase plan by issuing new shares contributed in cash

     4.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: CHUNGHWA TELECOM CO., LTD.

II.  EXCHANGE TICKER: 2412.TW

III. DATE OF SHAREHOLDING MEETING: 21/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: YANGMING MARINE TRANSPORT

II.  EXCHANGE TICKER: 2609.TW

III. DATE OF SHAREHOLDING MEETING: 23/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

     3.   To amend the Articles of Incorporation

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

I.   COMPANY NAME: GEMTEK TECHNOLOGY CORP.

II.  EXCHANGE TICKER: 4906.TW

III. DATE OF SHAREHOLDING MEETING: 20/06/2005 [DD/MM/YYYY]

IV.  BRIEF DESCRIPTIONS OF ISSUES PROPOSED BY THE MANAGEMENT DURING THE MEETING:

     1.   To report the audited annual financial report and other issue(s)

     2.   To discuss the earnings distribution proposal of last year

V.   ANY ISSUE(S) PROPOSED BY SHAREHOLDERS:

     No

VI.  VOTING MATTER:

     The Fund voted FOR all items as stated under Section IV.

VII. FOR OR AGAINST MANAGEMENT:

     With Management for all items as stated under IV.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By: /s/ Benny Hu
    ---------------------------------
Name: Benny Hu
Title: President

Date: August 26, 2005